Earnings Per Share:	12 Months Ended
Dec. 31, 2012
Earnings Per Share: [Abstract]
Earnings Per Share:
(18)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive. Earnings per share numbers in 2010 were adjusted to reflect a 2% stock dividend paid in 2010 and 2011.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Weighted average common shares	7,486,445	7,460,294	5,620,093
Adjustment for stock dividend	—	—	112,402

Weighted average common shares	7,486,445	7,460,294	5,732,495
Dilutive effect of stock options	—	—	—
Adjustment for stock dividend	—	—	—

Weighted average common and incremental shares	7,486,445	7,460,294	5,732,495